Fair Value Financial Assets Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets:
Cash and Cash Equivalents	$ 279,000,000	[1]	$ 221,000,000	[1]
Other Temporary Investments	324,000,000		294,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,706,000,000		1,592,000,000
Total Assets	2,868,000,000		2,703,000,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	69,000,000		85,000,000		62,000,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	(15,000,000)	[2],[3]	(10,000,000)	[2],[3]	5,000,000	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	29,000,000	[2]	9,000,000	[2]	63,000,000	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	0		0		0
Purchases, Issuances and Settlements	32,000,000	[4]	(3,000,000)	[4]	(25,000,000)	[4]
Transfers into Level 3	1,000,000	[5],[6]	13,000,000	[5],[6]	18,000,000	[5],[6]
Transfers out of Level 3	(35,000,000)	[6],[7]	(12,000,000)	[6],[7]	(53,000,000)	[6],[7]
Changes in Fair Value Allocated to Regulated Jurisdiction	5,000,000	[8]	(13,000,000)	[8]	15,000,000	[8]
Ending Balance	86,000,000		69,000,000		85,000,000
Level 3 Quantitative Information [Abstract]
Counterparty Credit Risk	397	[9]
Level 1 [Member]
Assets:
Cash and Cash Equivalents	6,000,000	[1]	6,000,000	[1]
Other Temporary Investments	310,000,000		269,000,000
Risk Management Assets
Risk Management Assets	55,000,000		62,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	743,000,000		646,000,000
Total Assets	1,114,000,000		983,000,000
Liabilities:
Risk Management Liabilities	45,000,000		43,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	55,000,000		62,000,000
Fair Value Liabilities	45,000,000		43,000,000
Level 2 [Member]
Assets:
Cash and Cash Equivalents	1,000,000	[1]	0	[1]
Other Temporary Investments	5,000,000		0
Risk Management Assets
Risk Management Assets	968,000,000		1,322,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	953,000,000		933,000,000
Total Assets	1,927,000,000		2,255,000,000
Liabilities:
Risk Management Liabilities	925,000,000		1,294,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	968,000,000		1,322,000,000
Fair Value Liabilities	925,000,000		1,294,000,000
Level 3 [Member]
Assets:
Cash and Cash Equivalents	0	[1]	0	[1]
Other Temporary Investments	0		0
Risk Management Assets
Risk Management Assets	131,000,000		147,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Total Assets	131,000,000		147,000,000
Liabilities:
Risk Management Liabilities	45,000,000		78,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	131,000,000		147,000,000
Fair Value Liabilities	45,000,000		78,000,000
Fair Value Inputs Other [Member]
Assets:
Cash and Cash Equivalents	272,000,000	[1]	215,000,000	[1]
Other Temporary Investments	9,000,000		25,000,000
Risk Management Assets
Risk Management Assets	(595,000,000)		(935,000,000)
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	10,000,000		13,000,000
Total Assets	(304,000,000)		(682,000,000)
Liabilities:
Risk Management Liabilities	(646,000,000)		(1,070,000,000)
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(595,000,000)		(935,000,000)
Fair Value Liabilities	(646,000,000)		(1,070,000,000)
2012 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			3,000,000
2012 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			21,000,000
2012 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			(19,000,000)
2013 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	9,000,000
2013 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	16,000,000
2013 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	18,000,000
2013 - 2015 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			7,000,000
2013 - 2015 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			50,000,000
2013 - 2015 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			44,000,000
2014 - 2016 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	(3,000,000)
2014 - 2016 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	61,000,000
2014 - 2016 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	31,000,000
2016 - 2018 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			(6,000,000)
2016 - 2017 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			11,000,000
2016 - 2017 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			18,000,000
2017 - 2018 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	(4,000,000)
2017 - 2018 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	16,000,000
2017 - 2018 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	13,000,000
2018 - 2030 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			8,000,000
2018 - 2030 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			26,000,000
2019 - 2030 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	7,000,000
2019 - 2030 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	24,000,000
Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	517,000,000	[10],[11]	548,000,000	[10],[12]
Liabilities:
Risk Management Liabilities	292,000,000	[10],[11]	278,000,000	[10],[12]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	517,000,000	[10],[11]	548,000,000	[10],[12]
Fair Value Liabilities	292,000,000	[10],[11]	278,000,000	[10],[12]
Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	47,000,000	[10],[11]	47,000,000	[10],[12]
Liabilities:
Risk Management Liabilities	45,000,000	[10],[11]	43,000,000	[10],[12]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	47,000,000	[10],[11]	47,000,000	[10],[12]
Fair Value Liabilities	45,000,000	[10],[11]	43,000,000	[10],[12]
Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	938,000,000	[10],[11]	1,299,000,000	[10],[12]
Liabilities:
Risk Management Liabilities	838,000,000	[10],[11]	1,209,000,000	[10],[12]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	938,000,000	[10],[11]	1,299,000,000	[10],[12]
Fair Value Liabilities	838,000,000	[10],[11]	1,209,000,000	[10],[12]
Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	131,000,000	[10],[11]	147,000,000	[10],[12]
Liabilities:
Risk Management Liabilities	45,000,000	[10],[11]	78,000,000	[10],[12]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	131,000,000	[10],[11]	147,000,000	[10],[12]
Fair Value Liabilities	45,000,000	[10],[11]	78,000,000	[10],[12]
Risk Management Commodity Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(599,000,000)	[10],[11]	(945,000,000)	[10],[12]
Liabilities:
Risk Management Liabilities	(636,000,000)	[10],[11]	(1,052,000,000)	[10],[12]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(599,000,000)	[10],[11]	(945,000,000)	[10],[12]
Fair Value Liabilities	(636,000,000)	[10],[11]	(1,052,000,000)	[10],[12]
Energy Contracts [Member]
Risk Management Assets
Risk Management Assets	124,000,000
Liabilities:
Risk Management Liabilities	38,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	124,000,000
Fair Value Liabilities	38,000,000
Forward Price Range Low	9.40	[13]
Forward Price Range High	111.97	[13]
FTRs [Member]
Risk Management Assets
Risk Management Assets	7,000,000
Liabilities:
Risk Management Liabilities	7,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	7,000,000
Fair Value Liabilities	7,000,000
Forward Price Range Low	(3.21)	[13]
Forward Price Range High	14.79	[13]
Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	24,000,000	[10]	20,000,000	[10]
Liabilities:
Risk Management Liabilities	36,000,000	[10]	25,000,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	24,000,000	[10]	20,000,000	[10]
Fair Value Liabilities	36,000,000	[10]	25,000,000	[10]
Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	8,000,000	[10]	15,000,000	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	8,000,000	[10]	15,000,000	[10]
Fair Value Liabilities	0	[10]	0	[10]
Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	28,000,000	[10]	23,000,000	[10]
Liabilities:
Risk Management Liabilities	48,000,000	[10]	43,000,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	28,000,000	[10]	23,000,000	[10]
Fair Value Liabilities	48,000,000	[10]	43,000,000	[10]
Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	0	[10]
Commodity Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(12,000,000)	[10]	(18,000,000)	[10]
Liabilities:
Risk Management Liabilities	(12,000,000)	[10]	(18,000,000)	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(12,000,000)	[10]	(18,000,000)	[10]
Fair Value Liabilities	(12,000,000)	[10]	(18,000,000)	[10]
Interest Rate Foreign Currency Hedges [Member]
Liabilities:
Risk Management Liabilities	37,000,000		42,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities	37,000,000		42,000,000
Interest Rate Foreign Currency Hedges [Member] | Level 1 [Member]
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities	0		0
Interest Rate Foreign Currency Hedges [Member] | Level 2 [Member]
Liabilities:
Risk Management Liabilities	37,000,000		42,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities	37,000,000		42,000,000
Interest Rate Foreign Currency Hedges [Member] | Level 3 [Member]
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities	0		0
Interest Rate Foreign Currency Hedges [Member] | Fair Value Inputs Other [Member]
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities	0		0
Fair Value Hedges [Member]
Risk Management Assets
Risk Management Assets	4,000,000
Liabilities:
Risk Management Liabilities	4,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	4,000,000
Fair Value Liabilities	4,000,000
Fair Value Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0
Liabilities:
Risk Management Liabilities	0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0
Fair Value Liabilities	0
Fair Value Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	2,000,000
Liabilities:
Risk Management Liabilities	2,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	2,000,000
Fair Value Liabilities	2,000,000
Fair Value Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0
Liabilities:
Risk Management Liabilities	0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0
Fair Value Liabilities	0
Fair Value Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	2,000,000
Liabilities:
Risk Management Liabilities	2,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	2,000,000
Fair Value Liabilities	2,000,000
Appalachian Power Co [Member]
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	1,971,000		5,131,000		9,428,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	(5,204,000)	[2],[3]	(2,154,000)	[2],[3]	1,670,000	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	0	[2]	0	[2]	0	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	23,000		(73,000)		0
Purchases, Issuances and Settlements	11,200,000	[4]	1,574,000	[4]	(7,163,000)	[4]
Transfers into Level 3	1,392,000	[5],[6]	2,488,000	[5],[6]	1,133,000	[5],[6]
Transfers out of Level 3	(1,930,000)	[6],[7]	(3,003,000)	[6],[7]	(10,999,000)	[6],[7]
Changes in Fair Value Allocated to Regulated Jurisdiction	3,527,000	[8]	(1,992,000)	[8]	11,062,000	[8]
Ending Balance	10,979,000		1,971,000		5,131,000
Appalachian Power Co [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	4,161,000		4,680,000
Liabilities:
Risk Management Liabilities	1,959,000		2,535,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	4,161,000		4,680,000
Fair Value Liabilities	1,959,000		2,535,000
Appalachian Power Co [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	167,414,000		303,223,000
Liabilities:
Risk Management Liabilities	160,216,000		294,203,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	167,414,000		303,223,000
Fair Value Liabilities	160,216,000		294,203,000
Appalachian Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	17,058,000		25,423,000
Liabilities:
Risk Management Liabilities	6,079,000		23,452,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	17,058,000		25,423,000
Fair Value Liabilities	6,079,000		23,452,000
Appalachian Power Co [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(123,313,000)		(254,455,000)
Liabilities:
Risk Management Liabilities	(133,080,000)		(280,661,000)
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(123,313,000)		(254,455,000)
Fair Value Liabilities	(133,080,000)		(280,661,000)
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	65,018,000	[10],[14]	76,907,000	[10],[14]
Liabilities:
Risk Management Liabilities	33,819,000	[10],[14]	37,111,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	65,018,000	[10],[14]	76,907,000	[10],[14]
Fair Value Liabilities	33,819,000	[10],[14]	37,111,000	[10],[14]
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	4,161,000	[10],[14]	4,680,000	[10],[14]
Liabilities:
Risk Management Liabilities	1,959,000	[10],[14]	2,535,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	4,161,000	[10],[14]	4,680,000	[10],[14]
Fair Value Liabilities	1,959,000	[10],[14]	2,535,000	[10],[14]
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	166,916,000	[10],[14]	302,128,000	[10],[14]
Liabilities:
Risk Management Liabilities	158,665,000	[10],[14]	291,194,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	166,916,000	[10],[14]	302,128,000	[10],[14]
Fair Value Liabilities	158,665,000	[10],[14]	291,194,000	[10],[14]
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	17,058,000	[10],[14]	25,423,000	[10],[14]
Liabilities:
Risk Management Liabilities	6,079,000	[10],[14]	23,379,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	17,058,000	[10],[14]	25,423,000	[10],[14]
Fair Value Liabilities	6,079,000	[10],[14]	23,379,000	[10],[14]
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(123,117,000)	[10],[14]	(255,324,000)	[10],[14]
Liabilities:
Risk Management Liabilities	(132,884,000)	[10],[14]	(279,997,000)	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(123,117,000)	[10],[14]	(255,324,000)	[10],[14]
Fair Value Liabilities	(132,884,000)	[10],[14]	(279,997,000)	[10],[14]
Appalachian Power Co [Member] | Energy Contracts [Member]
Risk Management Assets
Risk Management Assets	15,310,000
Liabilities:
Risk Management Liabilities	3,920,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	15,310,000
Fair Value Liabilities	3,920,000
Forward Price Range Low	9.40	[15]
Forward Price Range High	68.80	[15]
Appalachian Power Co [Member] | FTRs [Member]
Risk Management Assets
Risk Management Assets	1,748,000
Liabilities:
Risk Management Liabilities	2,159,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	1,748,000
Fair Value Liabilities	2,159,000
Forward Price Range Low	(3.21)	[15]
Forward Price Range High	14.79	[15]
Appalachian Power Co [Member] | Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	302,000	[10]	431,000	[10]
Liabilities:
Risk Management Liabilities	1,355,000	[10]	2,418,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	302,000	[10]	431,000	[10]
Fair Value Liabilities	1,355,000	[10]	2,418,000	[10]
Appalachian Power Co [Member] | Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	0	[10]
Appalachian Power Co [Member] | Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	498,000	[10]	1,095,000	[10]
Liabilities:
Risk Management Liabilities	1,551,000	[10]	3,009,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	498,000	[10]	1,095,000	[10]
Fair Value Liabilities	1,551,000	[10]	3,009,000	[10]
Appalachian Power Co [Member] | Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	73,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	73,000	[10]
Appalachian Power Co [Member] | Commodity Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(196,000)	[10]	(664,000)	[10]
Liabilities:
Risk Management Liabilities	(196,000)	[10]	(664,000)	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(196,000)	[10]	(664,000)	[10]
Fair Value Liabilities	(196,000)	[10]	(664,000)	[10]
Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,705,772,000		1,591,732,000
Total Assets	1,756,315,000		1,653,246,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	1,263,000		3,108,000		4,816,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	(3,554,000)	[2],[3]	(1,261,000)	[2],[3]	963,000	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	0	[2]	0	[2]	0	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	13,000		(47,000)		0
Purchases, Issuances and Settlements	7,734,000	[4]	847,000	[4]	(4,121,000)	[4]
Transfers into Level 3	860,000	[5],[6]	1,531,000	[5],[6]	616,000	[5],[6]
Transfers out of Level 3	(1,144,000)	[6],[7]	(1,906,000)	[6],[7]	(6,558,000)	[6],[7]
Changes in Fair Value Allocated to Regulated Jurisdiction	2,369,000	[8]	(1,009,000)	[8]	7,392,000	[8]
Ending Balance	7,541,000		1,263,000		3,108,000
Indiana Michigan Power Co [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	2,858,000		3,001,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	742,090,000		646,032,000
Total Assets	744,948,000		649,033,000
Liabilities:
Risk Management Liabilities	1,346,000		1,626,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	2,858,000		3,001,000
Fair Value Liabilities	1,346,000		1,626,000
Indiana Michigan Power Co [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	120,572,000		203,877,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	953,407,000		932,902,000
Total Assets	1,073,979,000		1,136,779,000
Liabilities:
Risk Management Liabilities	131,206,000		197,630,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	120,572,000		203,877,000
Fair Value Liabilities	131,206,000		197,630,000
Indiana Michigan Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	11,717,000		16,305,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Total Assets	11,717,000		16,305,000
Liabilities:
Risk Management Liabilities	4,176,000		15,042,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	11,717,000		16,305,000
Fair Value Liabilities	4,176,000		15,042,000
Indiana Michigan Power Co [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(84,604,000)		(161,669,000)
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	10,275,000		12,798,000
Total Assets	(74,329,000)		(148,871,000)
Liabilities:
Risk Management Liabilities	(91,313,000)		(178,447,000)
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(84,604,000)		(161,669,000)
Fair Value Liabilities	(91,313,000)		(178,447,000)
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	50,343,000	[10],[14]	60,254,000	[10],[14]
Liabilities:
Risk Management Liabilities	24,960,000	[10],[14]	23,691,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	50,343,000	[10],[14]	60,254,000	[10],[14]
Fair Value Liabilities	24,960,000	[10],[14]	23,691,000	[10],[14]
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	2,858,000	[10],[14]	3,001,000	[10],[14]
Liabilities:
Risk Management Liabilities	1,346,000	[10],[14]	1,626,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	2,858,000	[10],[14]	3,001,000	[10],[14]
Fair Value Liabilities	1,346,000	[10],[14]	1,626,000	[10],[14]
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	120,242,000	[10],[14]	203,175,000	[10],[14]
Liabilities:
Risk Management Liabilities	110,621,000	[10],[14]	185,092,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	120,242,000	[10],[14]	203,175,000	[10],[14]
Fair Value Liabilities	110,621,000	[10],[14]	185,092,000	[10],[14]
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	11,717,000	[10],[14]	16,305,000	[10],[14]
Liabilities:
Risk Management Liabilities	4,176,000	[10],[14]	14,995,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	11,717,000	[10],[14]	16,305,000	[10],[14]
Fair Value Liabilities	4,176,000	[10],[14]	14,995,000	[10],[14]
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(84,474,000)	[10],[14]	(162,227,000)	[10],[14]
Liabilities:
Risk Management Liabilities	(91,183,000)	[10],[14]	(178,022,000)	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(84,474,000)	[10],[14]	(162,227,000)	[10],[14]
Fair Value Liabilities	(91,183,000)	[10],[14]	(178,022,000)	[10],[14]
Indiana Michigan Power Co [Member] | Energy Contracts [Member]
Risk Management Assets
Risk Management Assets	10,516,000
Liabilities:
Risk Management Liabilities	2,693,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	10,516,000
Fair Value Liabilities	2,693,000
Forward Price Range Low	9.40	[15]
Forward Price Range High	68.80	[15]
Indiana Michigan Power Co [Member] | FTRs [Member]
Risk Management Assets
Risk Management Assets	1,201,000
Liabilities:
Risk Management Liabilities	1,483,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	1,201,000
Fair Value Liabilities	1,483,000
Forward Price Range Low	(3.21)	[15]
Forward Price Range High	14.79	[15]
Indiana Michigan Power Co [Member] | Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	200,000	[10]	277,000	[10]
Liabilities:
Risk Management Liabilities	931,000	[10]	1,523,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	200,000	[10]	277,000	[10]
Fair Value Liabilities	931,000	[10]	1,523,000	[10]
Indiana Michigan Power Co [Member] | Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	0	[10]
Indiana Michigan Power Co [Member] | Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	330,000	[10]	702,000	[10]
Liabilities:
Risk Management Liabilities	1,061,000	[10]	1,901,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	330,000	[10]	702,000	[10]
Fair Value Liabilities	1,061,000	[10]	1,901,000	[10]
Indiana Michigan Power Co [Member] | Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	47,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	47,000	[10]
Indiana Michigan Power Co [Member] | Commodity Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(130,000)	[10]	(425,000)	[10]
Liabilities:
Risk Management Liabilities	(130,000)	[10]	(425,000)	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(130,000)	[10]	(425,000)	[10]
Fair Value Liabilities	(130,000)	[10]	(425,000)	[10]
Indiana Michigan Power Co [Member] | Interest Rate Foreign Currency Hedges [Member]
Liabilities:
Risk Management Liabilities	19,524,000		10,637,000
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities	19,524,000		10,637,000
Indiana Michigan Power Co [Member] | Interest Rate Foreign Currency Hedges [Member] | Level 1 [Member]
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities	0		0
Indiana Michigan Power Co [Member] | Interest Rate Foreign Currency Hedges [Member] | Level 2 [Member]
Liabilities:
Risk Management Liabilities	19,524,000		10,637,000
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities	19,524,000		10,637,000
Indiana Michigan Power Co [Member] | Interest Rate Foreign Currency Hedges [Member] | Level 3 [Member]
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities	0		0
Indiana Michigan Power Co [Member] | Interest Rate Foreign Currency Hedges [Member] | Fair Value Inputs Other [Member]
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities	0		0
Ohio Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	92,666,000		107,955,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	2,666,000		6,583,000		10,345,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	(7,452,000)	[2],[3]	(2,711,000)	[2],[3]	2,053,000	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	5,401,000	[2]	7,741,000	[2]	21,314,000	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	28,000		(100,000)		0
Purchases, Issuances and Settlements	16,214,000	[4]	1,858,000	[4]	(8,800,000)	[4]
Transfers into Level 3	1,909,000	[5],[6]	3,257,000	[5],[6]	1,333,000	[5],[6]
Transfers out of Level 3	(2,527,000)	[6],[7]	(4,032,000)	[6],[7]	(13,978,000)	[6],[7]
Changes in Fair Value Allocated to Regulated Jurisdiction	(810,000)	[8]	(9,930,000)	[8]	(5,684,000)	[8]
Ending Balance	15,429,000		2,666,000		6,583,000
Ohio Power Co [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	5,848,000		6,339,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	5,848,000		6,365,000
Liabilities:
Risk Management Liabilities	2,753,000		3,433,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	5,848,000		6,339,000
Fair Value Liabilities	2,753,000		3,433,000
Ohio Power Co [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	238,942,000		422,732,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	238,968,000		422,732,000
Liabilities:
Risk Management Liabilities	228,711,000		410,297,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	238,942,000		422,732,000
Fair Value Liabilities	228,711,000		410,297,000
Ohio Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	23,973,000		34,425,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	23,973,000		34,425,000
Liabilities:
Risk Management Liabilities	8,544,000		31,759,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	23,973,000		34,425,000
Fair Value Liabilities	8,544,000		31,759,000
Ohio Power Co [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(176,162,000)		(355,589,000)
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	(176,123,000)		(355,567,000)
Liabilities:
Risk Management Liabilities	(189,888,000)		(391,038,000)
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(176,162,000)		(355,589,000)
Fair Value Liabilities	(189,888,000)		(391,038,000)
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	92,185,000	[10],[14]	105,247,000	[10],[14]
Liabilities:
Risk Management Liabilities	48,217,000	[10],[14]	51,212,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	92,185,000	[10],[14]	105,247,000	[10],[14]
Fair Value Liabilities	48,217,000	[10],[14]	51,212,000	[10],[14]
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	5,848,000	[10],[14]	6,339,000	[10],[14]
Liabilities:
Risk Management Liabilities	2,753,000	[10],[14]	3,433,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	5,848,000	[10],[14]	6,339,000	[10],[14]
Fair Value Liabilities	2,753,000	[10],[14]	3,433,000	[10],[14]
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	238,254,000	[10],[14]	421,249,000	[10],[14]
Liabilities:
Risk Management Liabilities	226,536,000	[10],[14]	406,259,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	238,254,000	[10],[14]	421,249,000	[10],[14]
Fair Value Liabilities	226,536,000	[10],[14]	406,259,000	[10],[14]
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	23,973,000	[10],[14]	34,425,000	[10],[14]
Liabilities:
Risk Management Liabilities	8,544,000	[10],[14]	31,659,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	23,973,000	[10],[14]	34,425,000	[10],[14]
Fair Value Liabilities	8,544,000	[10],[14]	31,659,000	[10],[14]
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(175,890,000)	[10],[14]	(356,766,000)	[10],[14]
Liabilities:
Risk Management Liabilities	(189,616,000)	[10],[14]	(390,139,000)	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(175,890,000)	[10],[14]	(356,766,000)	[10],[14]
Fair Value Liabilities	(189,616,000)	[10],[14]	(390,139,000)	[10],[14]
Ohio Power Co [Member] | Energy Contracts [Member]
Risk Management Assets
Risk Management Assets	21,516,000
Liabilities:
Risk Management Liabilities	5,510,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	21,516,000
Fair Value Liabilities	5,510,000
Forward Price Range Low	9.40	[15]
Forward Price Range High	68.80	[15]
Ohio Power Co [Member] | FTRs [Member]
Risk Management Assets
Risk Management Assets	2,457,000
Liabilities:
Risk Management Liabilities	3,034,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	2,457,000
Fair Value Liabilities	3,034,000
Forward Price Range Low	(3.21)	[15]
Forward Price Range High	14.79	[15]
Ohio Power Co [Member] | Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	416,000	[10]	584,000	[10]
Liabilities:
Risk Management Liabilities	1,903,000	[10]	3,239,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	416,000	[10]	584,000	[10]
Fair Value Liabilities	1,903,000	[10]	3,239,000	[10]
Ohio Power Co [Member] | Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	0	[10]
Ohio Power Co [Member] | Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	688,000	[10]	1,483,000	[10]
Liabilities:
Risk Management Liabilities	2,175,000	[10]	4,038,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	688,000	[10]	1,483,000	[10]
Fair Value Liabilities	2,175,000	[10]	4,038,000	[10]
Ohio Power Co [Member] | Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	100,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	100,000	[10]
Ohio Power Co [Member] | Commodity Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(272,000)	[10]	(899,000)	[10]
Liabilities:
Risk Management Liabilities	(272,000)	[10]	(899,000)	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(272,000)	[10]	(899,000)	[10]
Fair Value Liabilities	(272,000)	[10]	(899,000)	[10]
Public Service Co of Oklahoma [Member]
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	0		1,000		2,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	0	[2],[3]	0	[2],[3]	2,000	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	0	[2]	0	[2]	0	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	0		0		0
Purchases, Issuances and Settlements	0	[4]	0	[4]	(1,000)	[4]
Transfers into Level 3	0	[5],[6]	0	[5],[6]	0	[5],[6]
Transfers out of Level 3	0	[6],[7]	0	[6],[7]	0	[6],[7]
Changes in Fair Value Allocated to Regulated Jurisdiction	0	[8]	(1,000)	[8]	(2,000)	[8]
Ending Balance	0		0		1,000
Public Service Co of Oklahoma [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0
Liabilities:
Risk Management Liabilities	0		53,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0
Fair Value Liabilities	0		53,000
Public Service Co of Oklahoma [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	1,699,000
Liabilities:
Risk Management Liabilities	7,038,000		9,649,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	1,699,000
Fair Value Liabilities	7,038,000		9,649,000
Public Service Co of Oklahoma [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0
Fair Value Liabilities	0		0
Public Service Co of Oklahoma [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(1,159,000)
Liabilities:
Risk Management Liabilities	(1,159,000)		(7,092,000)
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(1,159,000)
Fair Value Liabilities	(1,159,000)		(7,092,000)
Public Service Co of Oklahoma [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	515,000	[10],[14]	879,000	[10],[14]
Liabilities:
Risk Management Liabilities	5,879,000	[10],[14]	2,503,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	515,000	[10],[14]	879,000	[10],[14]
Fair Value Liabilities	5,879,000	[10],[14]	2,503,000	[10],[14]
Public Service Co of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10],[14]	97,000	[10],[14]
Liabilities:
Risk Management Liabilities	0	[10],[14]	53,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10],[14]	97,000	[10],[14]
Fair Value Liabilities	0	[10],[14]	53,000	[10],[14]
Public Service Co of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	1,657,000	[10],[14]	7,797,000	[10],[14]
Liabilities:
Risk Management Liabilities	7,021,000	[10],[14]	9,542,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	1,657,000	[10],[14]	7,797,000	[10],[14]
Fair Value Liabilities	7,021,000	[10],[14]	9,542,000	[10],[14]
Public Service Co of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10],[14]	0	[10],[14]
Liabilities:
Risk Management Liabilities	0	[10],[14]	0	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10],[14]	0	[10],[14]
Fair Value Liabilities	0	[10],[14]	0	[10],[14]
Public Service Co of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(1,142,000)	[10],[14]	(7,015,000)	[10],[14]
Liabilities:
Risk Management Liabilities	(1,142,000)	[10],[14]	(7,092,000)	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(1,142,000)	[10],[14]	(7,015,000)	[10],[14]
Fair Value Liabilities	(1,142,000)	[10],[14]	(7,092,000)	[10],[14]
Public Service Co of Oklahoma [Member] | Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	25,000	[10]
Liabilities:
Risk Management Liabilities	0	[10]	107,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	25,000	[10]
Fair Value Liabilities	0	[10]	107,000
Public Service Co of Oklahoma [Member] | Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]
Fair Value Liabilities	0	[10]	0
Public Service Co of Oklahoma [Member] | Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	42,000	[10]
Liabilities:
Risk Management Liabilities	17,000	[10]	107,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	42,000	[10]
Fair Value Liabilities	17,000	[10]	107,000
Public Service Co of Oklahoma [Member] | Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]
Fair Value Liabilities	0	[10]	0
Public Service Co of Oklahoma [Member] | Commodity Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(17,000)	[10]
Liabilities:
Risk Management Liabilities	(17,000)	[10]	0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(17,000)	[10]
Fair Value Liabilities	(17,000)	[10]	0
Southwestern Electric Power Co [Member]
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	0		2,000		3,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	0	[2],[3]	0	[2],[3]	2,000	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	0	[2]	0	[2]	0	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	0		0		0
Purchases, Issuances and Settlements	0	[4]	0	[4]	(1,000)	[4]
Transfers into Level 3	0	[5],[6]	0	[5],[6]	0	[5],[6]
Transfers out of Level 3	0	[6],[7]	0	[6],[7]	0	[6],[7]
Changes in Fair Value Allocated to Regulated Jurisdiction	0	[8]	(2,000)	[8]	(2,000)	[8]
Ending Balance	0		0		2,000
Southwestern Electric Power Co [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0		122,000
Liabilities:
Risk Management Liabilities	0		66,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0		122,000
Fair Value Liabilities	0		66,000
Southwestern Electric Power Co [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	2,845,000		7,026,000
Liabilities:
Risk Management Liabilities	3,278,000		30,993,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	2,845,000		7,026,000
Fair Value Liabilities	3,278,000		30,993,000
Southwestern Electric Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0		0
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0		0
Fair Value Liabilities	0		0
Southwestern Electric Power Co [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(2,150,000)		(6,421,000)
Liabilities:
Risk Management Liabilities	(2,150,000)		(6,479,000)
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(2,150,000)		(6,421,000)
Fair Value Liabilities	(2,150,000)		(6,479,000)
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	671,000	[10],[14]	724,000	[10],[14]
Liabilities:
Risk Management Liabilities	1,128,000	[10],[14]	5,340,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	671,000	[10],[14]	724,000	[10],[14]
Fair Value Liabilities	1,128,000	[10],[14]	5,340,000	[10],[14]
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10],[14]	122,000	[10],[14]
Liabilities:
Risk Management Liabilities	0	[10],[14]	66,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10],[14]	122,000	[10],[14]
Fair Value Liabilities	0	[10],[14]	66,000	[10],[14]
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	2,804,000	[10],[14]	7,023,000	[10],[14]
Liabilities:
Risk Management Liabilities	3,261,000	[10],[14]	11,753,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	2,804,000	[10],[14]	7,023,000	[10],[14]
Fair Value Liabilities	3,261,000	[10],[14]	11,753,000	[10],[14]
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10],[14]	0	[10],[14]
Liabilities:
Risk Management Liabilities	0	[10],[14]	0	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10],[14]	0	[10],[14]
Fair Value Liabilities	0	[10],[14]	0	[10],[14]
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(2,133,000)	[10],[14]	(6,421,000)	[10],[14]
Liabilities:
Risk Management Liabilities	(2,133,000)	[10],[14]	(6,479,000)	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(2,133,000)	[10],[14]	(6,421,000)	[10],[14]
Fair Value Liabilities	(2,133,000)	[10],[14]	(6,479,000)	[10],[14]
Southwestern Electric Power Co [Member] | Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	24,000	[10]
Liabilities:
Risk Management Liabilities	0	[10]	97,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	24,000	[10]
Fair Value Liabilities	0	[10]	97,000
Southwestern Electric Power Co [Member] | Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]
Fair Value Liabilities	0	[10]	0
Southwestern Electric Power Co [Member] | Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	41,000	[10]
Liabilities:
Risk Management Liabilities	17,000	[10]	97,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	41,000	[10]
Fair Value Liabilities	17,000	[10]	97,000
Southwestern Electric Power Co [Member] | Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]
Fair Value Liabilities	0	[10]	0
Southwestern Electric Power Co [Member] | Commodity Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(17,000)	[10]
Liabilities:
Risk Management Liabilities	(17,000)	[10]	0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(17,000)	[10]
Fair Value Liabilities	(17,000)	[10]	0
Southwestern Electric Power Co [Member] | Interest Rate Foreign Currency Hedges [Member]
Risk Management Assets
Risk Management Assets			3,000
Liabilities:
Risk Management Liabilities			19,143,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets			3,000
Fair Value Liabilities			19,143,000
Southwestern Electric Power Co [Member] | Interest Rate Foreign Currency Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0
Liabilities:
Risk Management Liabilities			0
Level 3 Quantitative Information [Abstract]
Fair Value Assets			0
Fair Value Liabilities			0
Southwestern Electric Power Co [Member] | Interest Rate Foreign Currency Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			3,000
Liabilities:
Risk Management Liabilities			19,143,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets			3,000
Fair Value Liabilities			19,143,000
Southwestern Electric Power Co [Member] | Interest Rate Foreign Currency Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0
Liabilities:
Risk Management Liabilities			0
Level 3 Quantitative Information [Abstract]
Fair Value Assets			0
Fair Value Liabilities			0
Southwestern Electric Power Co [Member] | Interest Rate Foreign Currency Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets			0
Liabilities:
Risk Management Liabilities			0
Level 3 Quantitative Information [Abstract]
Fair Value Assets			0
Fair Value Liabilities			0
Cash [Member]
Assets:
Other Temporary Investments	241,000,000		216,000,000
Cash [Member] | Ohio Power Co [Member]
Assets:
Cash and Cash Equivalents	65,000	[16]	48,000	[16]
Cash [Member] | Ohio Power Co [Member] | Level 1 [Member]
Assets:
Cash and Cash Equivalents	0	[16]	26,000	[16]
Cash [Member] | Ohio Power Co [Member] | Level 2 [Member]
Assets:
Cash and Cash Equivalents	26,000	[16]	0	[16]
Cash [Member] | Ohio Power Co [Member] | Level 3 [Member]
Assets:
Cash and Cash Equivalents	0	[16]	0	[16]
Cash [Member] | Ohio Power Co [Member] | Fair Value Inputs Other [Member]
Assets:
Cash and Cash Equivalents	39,000	[16]	22,000	[16]
Restricted Cash [Member]
Assets:
Other Temporary Investments	241,000,000	[1]	216,000,000	[1]
Restricted Cash [Member] | Level 1 [Member]
Assets:
Other Temporary Investments	227,000,000	[1]	191,000,000	[1]
Restricted Cash [Member] | Level 2 [Member]
Assets:
Other Temporary Investments	5,000,000	[1]	0	[1]
Restricted Cash [Member] | Level 3 [Member]
Assets:
Other Temporary Investments	0	[1]	0	[1]
Restricted Cash [Member] | Fair Value Inputs Other [Member]
Assets:
Other Temporary Investments	9,000,000	[1]	25,000,000	[1]
Fixed Income Funds [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	953,000,000		928,000,000
Fixed Income Funds [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Fixed Income Funds [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	953,000,000		928,000,000
Fixed Income Funds [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Fixed Income Funds [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	953,407,000		927,471,000
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	953,407,000		927,471,000
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Mutual Funds Fixed Income [Member]
Assets:
Other Temporary Investments	67,000,000		64,000,000
Mutual Funds Fixed Income [Member] | Level 1 [Member]
Assets:
Other Temporary Investments	67,000,000		64,000,000
Mutual Funds Fixed Income [Member] | Level 2 [Member]
Assets:
Other Temporary Investments	0		0
Mutual Funds Fixed Income [Member] | Level 3 [Member]
Assets:
Other Temporary Investments	0		0
Mutual Funds Fixed Income [Member] | Fair Value Inputs Other [Member]
Assets:
Other Temporary Investments	0		0
Domestic [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	736,000,000	[17]	646,000,000	[17]
Domestic [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	736,000,000	[17]	646,000,000	[17]
Domestic [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[17]	0	[17]
Domestic [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[17]	0	[17]
Domestic [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[17]	0	[17]
Domestic [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	735,582,000	[17]	646,032,000	[17]
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	735,582,000	[17]	646,032,000	[17]
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[17]	0	[17]
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[17]	0	[17]
Domestic [Member] | Indiana Michigan Power Co [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[17]	0	[17]
Mutual Funds Equity [Member]
Assets:
Other Temporary Investments	16,000,000	[17]	14,000,000	[17]
Mutual Funds Equity [Member] | Level 1 [Member]
Assets:
Other Temporary Investments	16,000,000	[17]	14,000,000	[17]
Mutual Funds Equity [Member] | Level 2 [Member]
Assets:
Other Temporary Investments	0	[17]	0	[17]
Mutual Funds Equity [Member] | Level 3 [Member]
Assets:
Other Temporary Investments	0	[17]	0	[17]
Mutual Funds Equity [Member] | Fair Value Inputs Other [Member]
Assets:
Other Temporary Investments	0	[17]	0	[17]
Cash and Cash Equivalents [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	17,000,000	[18]	18,000,000	[18]
Cash and Cash Equivalents [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	7,000,000	[18]	0	[18]
Cash and Cash Equivalents [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[18]	5,000,000	[18]
Cash and Cash Equivalents [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[18]	0	[18]
Cash and Cash Equivalents [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	10,000,000	[18]	13,000,000	[18]
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	16,783,000	[18]	18,229,000	[18]
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	6,508,000	[18]	0	[18]
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[18]	5,431,000	[18]
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[18]	0	[18]
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	10,275,000	[18]	12,798,000	[18]
US Government Agencies Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	648,000,000		544,000,000
US Government Agencies Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	648,000,000		544,000,000
US Government Agencies Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	647,918,000		543,506,000
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	647,918,000		543,506,000
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	35,000,000		54,000,000
Corporate Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	35,000,000		54,000,000
Corporate Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	35,399,000		53,979,000
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	35,399,000		53,979,000
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	270,000,000		330,000,000
State and Local Jurisdiction [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	270,000,000		330,000,000
State and Local Jurisdiction [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	270,090,000		329,986,000
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	270,090,000		329,986,000
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Dedesignated Risk Management Contracts [Member]
Risk Management Assets
Risk Management Assets	14,000,000	[19]	28,000,000	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	14,000,000	[19]	28,000,000	[19]
Dedesignated Risk Management Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[19]	0	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[19]	0	[19]
Dedesignated Risk Management Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	0	[19]	0	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[19]	0	[19]
Dedesignated Risk Management Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[19]	0	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[19]	0	[19]
Dedesignated Risk Management Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	14,000,000	[19]	28,000,000	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	14,000,000	[19]	28,000,000	[19]
Dedesignated Risk Management Contracts [Member] | Appalachian Power Co [Member]
Risk Management Assets
Risk Management Assets			1,533,000	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets			1,533,000	[19]
Dedesignated Risk Management Contracts [Member] | Appalachian Power Co [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets			0	[19]
Dedesignated Risk Management Contracts [Member] | Appalachian Power Co [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			0	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets			0	[19]
Dedesignated Risk Management Contracts [Member] | Appalachian Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets			0	[19]
Dedesignated Risk Management Contracts [Member] | Appalachian Power Co [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets			1,533,000	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets			1,533,000	[19]
Dedesignated Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Risk Management Assets
Risk Management Assets			983,000	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets			983,000	[19]
Dedesignated Risk Management Contracts [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets			0	[19]
Dedesignated Risk Management Contracts [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			0	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets			0	[19]
Dedesignated Risk Management Contracts [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets			0	[19]
Dedesignated Risk Management Contracts [Member] | Indiana Michigan Power Co [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets			983,000	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets			983,000	[19]
Dedesignated Risk Management Contracts [Member] | Ohio Power Co [Member]
Risk Management Assets
Risk Management Assets			2,076,000	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets			2,076,000	[19]
Dedesignated Risk Management Contracts [Member] | Ohio Power Co [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets			0	[19]
Dedesignated Risk Management Contracts [Member] | Ohio Power Co [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			0	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets			0	[19]
Dedesignated Risk Management Contracts [Member] | Ohio Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets			0	[19]
Dedesignated Risk Management Contracts [Member] | Ohio Power Co [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets			2,076,000	[19]
Level 3 Quantitative Information [Abstract]
Fair Value Assets			$ 2,076,000	[19]

[1]	Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.
[2]	Included in revenues on the statements of income.
[3]	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.
[4]	Represents the settlement of risk management commodity contracts for the reporting period.
[5]	Represents existing assets or liabilities that were previously categorized as Level 2.
[6]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[7]	Represents existing assets or liabilities that were previously categorized as Level 3.
[8]	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory liabilities/assets.
[9]	(b) Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.
[10]	Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."
[11]	The December 31, 2012 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $9 million in 2013, $(3) million in periods 2014-2016 and ($4) million in periods 2017-2018; Level 2 matures $16 million in 2013, $61 million in periods 2014-2016, $16 million in periods 2017-2018 and $7 million in periods 2019-2030; Level 3 matures $18 million in 2013, $31 million in periods 2014-2016, $13 million in periods 2017-2018 and $24 million in periods 2019-2030. Risk management commodity contracts are substantially comprised of power contracts.
[12]	The December 31, 2011 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $3 million in 2012, $7 million in periods 2013-2015 and ($6) million in periods 2016-2018; Level 2 matures $21 million in 2012, $50 million in periods 2013-2015, $11 million in periods 2016-2017 and $8 million in periods 2018-2030; Level 3 matures ($19) million in 2012, $44 million in periods 2013-2015, $18 million in periods 2016-2017 and $26 million in periods 2018-2030. Risk management commodity contracts are substantially comprised of power contracts.
[13]	(a) Represents market prices in dollars per MWh.
[14]	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.
[15]	Represents market prices in dollars per MWh.
[16]	Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.
[17]	Amounts represent publicly traded equity securities and equity-based mutual funds.
[18]	Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.
[19]	Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for "Derivatives and Hedging." At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.